Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Common Share
Schedule of anti-dilutive securities excluded from the calculation of weighted average common shares outstanding

	Six Months Ended June 30,
	2011	2012
Redeemable convertible preferred stock:
Series A-1	6,341,465	—
Series A-2	9,448,220	—
Series B	12,686,855	—
Series C	10,759,630	—
Series D	8,442,833	—
Unvested restricted common stock	1,448,080	943,043
Warrant to purchase Series B preferred stock/common stock	50,750	50,750
Stock options	6,918,527	7,289,641
RSUs	—	17,307

	Year Ended December 31,
	2009	2010	2011
Redeemable convertible preferred stock:
Series A-1	6,341,465	6,341,465	6,341,465
Series A-2	9,448,220	9,448,220	9,448,220
Series B	12,686,855	12,686,855	12,686,855
Series C	10,759,630	10,759,630	10,759,630
Series D	—	8,442,833	8,442,833
Restricted common stock	—	—	1,448,080
Warrant to purchase Series B preferred stock	50,750	50,750	50,750
Stock options	6,965,349	6,495,430	7,650,498